NOTE RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
NOTE RECEIVABLE [Abstract]
NOTE RECEIVABLE

NOTE 3 - NOTE RECEIVABLE

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In May 2012, the Company loaned Holms Energy  Development Corp ("HEDC") $100,000 which is evidenced by an  unsecured  promissory  note dated May 30, 2012 whereby the unpaid  principal amount of the promissory note is due and payable on Demand at any time on or after March 15, 2013  including any and all unpaid and accrued interest  at the  rate  of  four  percent  (4%)  per  annum  of the  outstanding principal.  HEDC may offset the principal amount of the promissory note with any amounts due from the Company  pursuant to the certain Joint Venture  Cooperation and Profit  Allocation  Agreement between the Company and HEDC dated May 1, 2012

("JV  Agreement")  as per Note 8. At March 31, 2014 and  December  31 2013,  the

Company  is owed  $100,000  plus  accrued  interest  in the amount of $7,342 and

$6,356, respectively.

NOTE 3 - NOTE RECEIVABLE

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In May 2012, the Company loaned Holms Energy  Development Corp ("HEDC") $100,000 which is evidenced by an  unsecured  promissory  note dated May 30, 2012 whereby the unpaid  principal amount of the promissory note is due and payable on Demand at any time on or after March 15, 2013  including any and all unpaid and accrued interest  at the  rate  of  four  percent  (4%)  per  annum  of the  outstanding principal.  HEDC may offset the principal amount of the promissory note with any amounts due from the Company  pursuant to the certain Joint Venture  Cooperation and Profit  Allocation  Agreement between the Company and HEDC dated May 1, 2012

("JV  Agreement")  as per Note 9. At December 31 2013 and December 31, 2012, the

Company  is owed  $100,000  plus  accrued  interest  in the amount of $6,356 and

$2,356, respectively.